Morgan Stanley Technology Fund
LETTER TO THE SHAREHOLDERS [ ] AUGUST 31, 2002

Dear Shareholder:

Domestic equities endured a very difficult period during the 12 months ended August 31, 2002, as a number of stock market indices approached or sank below their September 2001 lows. Growth stocks were particularly hard hit across the capitalization spectrum, and weakness was especially pronounced in the traditional growth areas of technology, biotechnology, and telecom services. Accounting concerns continued to be at the forefront of investors' minds, amid a number of headline scandals and bankruptcies. Further exacerbating the negative market sentiment were weak corporate profits, earnings warnings, a lack of encouraging forward guidance and concerns about geopolitical conflict overseas and terrorism. During the period under review, the technology-heavy Nasdaq 100 Index was down more than 35.88 percent.


Performance and Portfolio Strategy

For the 12-month period ended August 31, 2002, Morgan Stanley Technology Fund's Class A, B, C and D shares posted total returns of -47.33 percent, -47.71 percent, -47.98 percent and -47.06 percent, respectively. During the same period, the broad-based Standard & Poor's 500 Index (S&P 500 Index) returned -17.98 percent. The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. The accompanying chart compares the Fund's performance to that of the S&P 500 Index.

The Fund, which invests substantially in common stocks of companies of any asset size engaged in technology and technology-related industries, underperformed the broad-based S&P 500 Index. As mentioned, technology was particularly hit hard during the period under review. The primary detractor was semiconductors, which was the largest sector weighting in the portfolio. Semiconductor stocks declined primarily as a result of soft demand, particularly for personal computers. In our view, most of the damage in the semiconductor sector has already occurred, leaving potential for a modest recovery in the second half of this year. The second largest detractor from performance was the Fund's underweighted position in software stocks. Longer sales cycles, shorter lead times and lack of earnings visibility-as customers are simply not spending-hurt issues across the software sector, including Veritas, Siebel and Peoplesoft.


Looking Ahead

We believe the current mentality around corporate integrity and accounting is particularly harmful for the technology sector because many tech companies have grown through acquisition and have complex accounting practices. The accounting scandals to date have been focused on companies whose accounting and results were difficult to rationalize even during the boom times, and the purge that is occurring

Morgan Stanley Technology Fund
LETTER TO THE SHAREHOLDERS [ ] AUGUST 31, 2002 continued

should, in our view, ultimately be good news for investors. We believe that the time will come when investors regain confidence in the integrity and competency of company managements, analysts and investment advisors. If history is any guide, there still needs to be a recovery in corporate earnings to prompt any pickup in capital expenditures. While there are still geopolitical and accounting concerns affecting the market, fundamentals are, in our view, starting to improve, and we believe there may currently be less downside risk than upside potential. Looking forward, we believe it is possible that potential sequential growth in earnings and revenues could be a powerful catalyst for the fourth quarter.

We appreciate your ongoing support of Morgan Stanley Technology Fund and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
--------------------------               -------------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO












Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Technology Fund
FUND PERFORMANCE [ ] AUGUST 31, 2002


[GRAPHIC OMITTED]


        Date        Class A    Class B      Class C       Class D      S&P 500
        ----        -------    -------      -------       -------      -------
October 27, 2000    $9,475     $10,000      $10,000       $10,000      $10,000
November 30, 2000   $7,021      $7,410       $7,410        $7,410       $9,545
February 28, 2001   $5,211      $5,490       $5,490        $5,500       $9,028
   May 31, 2001     $4,728      $4,970       $4,970        $4,990       $9,173
 August 31, 2001    $3,544      $3,710       $3,710        $3,740       $8,307
November 30, 2001   $3,771      $3,950       $3,950        $3,990       $8,379
February 28, 2002   $2,966      $3,100       $3,100        $3,140       $8,169
   May 31, 2002     $2,596      $2,710       $2,700        $2,750       $7,904
 August 31, 2002    $1,867 (3)  $1,862 (3)   $1,930 (3)    $1,980 (3)   $6,813


--Class A       --Class B       --Class C       --Class D       --S&P 500 (4)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------


                           Class A Shares*
----------------------------------------------------------------------
1 Year                         (47.33)%(1)         (50.09)%(2)
Since Inception (10/27/00)     (58.59)%(1)         (59.79)%(2)


                           Class B Shares**
----------------------------------------------------------------------
1 Year                         (47.71)%(1)         (50.32)%(2)
Since Inception (10/27/00)     (58.93)%(1)         (59.83)%(2)


                           Class C Shares+
----------------------------------------------------------------------
1 Year                         (47.98)%(1)         (48.50)%(2)
Since Inception (10/27/00)     (59.05)%(1)         (59.05)%(2)


                Class D Shares++
----------------------------------------------------------------------
1 Year                         (47.06)%(1)
Since Inception (10/27/00)     (58.48)%(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on August 31, 2002.
(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Technology Fund
PORTFOLIO OF INVESTMENTS [ ] AUGUST 31, 2002




      NUMBER OF
       SHARES                                                     VALUE
--------------------                                         ----------------
                       Common Stocks (100.0%)
                       Biotechnology (7.2%)
   98,432              Amgen Inc.* .......................   $  4,432,393
  351,524              Bruker Daltonics, Inc.* ...........      1,627,556
   89,793              Celgene Corp.* ....................      1,560,602
  311,600              Exelixis, Inc.* ...................      1,539,304
  127,470              Gilead Sciences, Inc.* ............      4,089,238
   84,986              IDEC Pharmaceuticals Corp.*........      3,414,738
   23,700              MedImmune, Inc.* ..................        608,142
   30,000              Millennium Pharmaceuticals, Inc.* .        367,800
  107,493              Regeneron Pharmaceuticals, Inc.* ..      1,660,767
                                                             ------------
                                                               19,300,540
                                                             ------------
                       Computer Communications (10.3%)
  160,224              Brocade Communications
                       Systems, Inc.* ....................      2,318,441
1,167,750              Cisco Systems, Inc.* ..............     16,138,305
  231,961              Emulex Corp.* .....................      3,915,502
  234,324              Extreme Networks, Inc.* ...........      2,209,675
  686,536              Finisar Corp.* ....................        946,733
   54,000              Juniper Networks, Inc.* ...........        392,580
  130,200              McDATA Corp. (Class A)* ...........      1,246,014
  398,514              Redback Networks Inc.* ............        406,484
                                                             ------------
                                                               27,573,734
                                                             ------------
                       Computer Peripherals (6.4%)
  813,114              EMC Corp.* ........................      5,496,651
  407,380              Network Appliance, Inc.* ..........      3,886,405
  225,026              QLogic Corp.* .....................      7,549,622
                                                             ------------
                                                               16,932,678
                                                             ------------
                       Computer Processing Hardware (4.6%)
  276,629              Dell Computer Corp.* ..............      7,363,864
1,328,063              Sun Microsystems, Inc.* ...........      4,900,552
                                                             ------------
                                                               12,264,416
                                                             ------------
                       Data Processing Services (4.3%)
   61,496              Affiliated Computer Services,
                       Inc. (Class A)* ...................      2,736,572
   44,100              BISYS Group, Inc. (The)* ..........      1,123,668
  372,400              Concord EFS, Inc.* ................      7,600,684
                                                             ------------
                                                               11,460,924
                                                             ------------
                       Electronic Distributors (0.2%)
    9,750              CDW Computer Center, Inc.*.........   $    418,470
                                                             ------------
                       Electronic Components (6.3%)
   21,500              Amphenol Corp. (Class A)* .........        834,630
  217,881              Flextronics International, Ltd.
                         (Singapore)* ....................      2,063,333
   85,200              Jabil Circuit, Inc.* ..............      1,594,092
1,162,462              Kopin Corp.* ......................      7,218,889
  315,650              SanDisk Corp.* ....................      5,116,687
                                                             ------------
                                                               16,827,631
                                                             ------------
                       Electronic Production Equipment (3.3%)
  217,900              Applied Materials, Inc.* ..........      2,911,144
   49,876              Celestica Inc.* ...................      1,145,652
   51,300              Cymer, Inc.* ......................      1,241,460
   36,895              KLA-Tencor Corp.* .................      1,212,739
   98,441              Novellus Systems, Inc.* ...........      2,407,867
                                                             ------------
                                                                8,918,862
                                                             ------------
                       Financial Publishing/Services (0.5%)
   55,300              Sungard Data Systems Inc.*.........      1,363,145
                                                             ------------
                       Information Technology Services (0.3%)
   18,000              Electronic Data Systems Corp.              724,680
                                                             ------------
                       Internet Software/Services (2.2%)
  244,667              Ariba, Inc.* ......................        538,267
  334,373              BEA Systems, Inc.* ................      2,043,019
   56,516              Check Point Software
                       Technologies Ltd. (Israel)*........        946,700
1,644,392              Vignette Corp.* ...................      1,463,509
   96,179              Yahoo! Inc.* ......................        989,682
                                                             ------------
                                                                5,981,177
                                                             ------------
                       Other Consumer Services (0.3%)
   16,950              Apollo Group, Inc. (Class A)*......        709,019
                                                             ------------
                       Packaged Software (22.4%)
  104,015              Adobe Systems, Inc. ...............      2,090,702
  205,000              Computer Associates
                       International, Inc. ...............      2,296,000
  346,080              Informatica Corp.* ................      1,585,046
  179,981              Intuit Inc.* ......................      8,032,552

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
PORTFOLIO OF INVESTMENTS [ ] AUGUST 31, 2002 continued




      NUMBER OF
       SHARES                                                     VALUE
--------------------                                         ---------------
    120,792            Mercury Interactive Corp.* ........   $  3,069,325
    430,952            Microsoft Corp.* ..................     21,151,124
    492,799            Oracle Corp.* .....................      4,725,942
    274,285            Quest Software, Inc.* .............      2,841,593
    234,450            Rational Software Corp.* ..........      1,594,260
     56,189            SAP AG (ADR) (Germany) ............      1,081,638
    128,944            Symantec Corp.* ...................      3,687,798
    513,218            TIBCO Software Inc.* ..............      2,160,648
    342,152            VERITAS Software Corp.* ...........      5,539,441
                                                             ------------
                                                               59,856,069
                                                             ------------
                       Semiconductors (25.0%)
    340,237            Agere Systems, Inc.
                         (Class A)* ......................        540,977
    452,071            Altera Corp.* .....................      4,841,680
    128,538            Analog Devices, Inc.* .............      3,097,766
     69,786            Broadcom Corp. (Class A)* .........      1,150,771
    665,528            Conexant Systems, Inc.* ...........        984,981
     95,700            Cypress Semiconductor Corp.* ......      1,007,721
    323,939            Integrated Device Technology, Inc.*      4,285,713
    830,617            Intel Corp. .......................     13,846,385
    449,545            Intersil Corp. (Class A)* .........      7,606,301
    130,450            Linear Technology Corp. ...........      3,420,399
    363,532            LSI Logic Corp.* ..................      2,664,690
    293,600            Marvell Technology Group Ltd.
                       (Bermuda)* ........................      5,596,016
     71,900            Maxim Integrated Products, Inc.* ..      2,272,759
    128,785            Micrel, Inc.* .....................      1,423,074
    283,828            Skyworks Solutions, Inc.* .........      1,192,078
    325,020            Texas Instruments, Inc. ...........      6,402,894
    437,800            TranSwitch Corp.* .................        288,948
    277,473            TriQuint Semiconductor, Inc.*......      1,470,607
    681,040            Vitesse Semiconductor Corp.* ......        905,783
    173,725            Xilinx, Inc.* .....................      3,356,367
                                                             ------------
                                                               66,355,910
                                                             ------------
                       Telecommunication Equipment (6.5%)
    411,700            Lucent Technologies Inc.* .........        712,241
    662,950            Motorola, Inc. ....................      7,955,400
    735,600            Nortel Networks Corp. (Canada)* ...        772,380
     73,900            Powerwave Technologies, Inc.* .....   $    458,180
    219,723            QUALCOMM Inc.* ....................      6,088,524
    167,800            RF Micro Devices, Inc.* ...........      1,122,582
    215,481            Sonus Networks Inc.* ..............        162,042
                                                             ------------
                                                               17,271,349
                                                             ------------
                       Wireless Telecommunications (0.2%)
    128,900            AT&T Wireless Services Inc.*.......        636,766
                                                             ------------
                       Total Common Stocks
                       (Cost $478,761,635)................    266,595,370
                                                             ------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
----------
                       Short-Term Investment (0.1%)
                       Repurchase Agreement

$    266               Joint repurchase agreement
                       account 1.875% due
                       09/03/02 (dated 08/30/02;
                       proceeds $266,055) (a)
                       (Cost $266,000)...................         266,000
                                                             ------------


Total Investments
(Cost $479,027,635) (b).........               100.1%         266,861,370

Liabilities in Excess of Other
Assets .........................               ( 0.1)            (172,218)
                                               -----         ------------
Net Assets .....................               100.0%        $266,689,152
                                               =====         ============

---------------------------
ADR  American Depository Receipt.
*    Non-income producing security.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes is $549,332,987. The aggregate gross unrealized appreciation is $3,351,255 and the aggregate gross unrealized depreciation is $285,822,872, resulting in net unrealized depreciation of $282,471,617.


                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
AUGUST 31, 2002



Assets:
Investments in securities, at value
 (cost $479,027,635)..............................................    $  266,861,370
Cash .............................................................            80,086
Receivable for:
  Investments sold ...............................................         1,330,802
  Shares of beneficial interest sold .............................           248,035
  Dividends ......................................................            16,612
Prepaid expenses and other assets ................................            58,717
                                                                      --------------
  Total Assets ...................................................       268,595,622
                                                                      --------------
Liabilities:
Payable for:
  Investments purchased ..........................................         1,088,873
  Shares of beneficial interest redeemed .........................           246,926
  Investment management fee ......................................           235,063
  Distribution fee ...............................................           213,658
Accrued expenses and other payables ..............................           121,950
Contingencies (Note 7) ...........................................                 -
                                                                      --------------
  Total Liabilities ..............................................         1,906,470
                                                                      --------------
  Net Assets .....................................................    $  266,689,152
                                                                      ==============
Composition of Net Assets:
Paid-in-capital ..................................................    $1,423,748,885
Net unrealized depreciation ......................................      (212,166,265)
Accumulated net realized loss ....................................      (944,893,468)
                                                                      --------------
  Net Assets .....................................................    $  266,689,152
                                                                      ==============
Class A Shares:
Net Assets .......................................................    $   20,302,484
Shares Outstanding (unlimited authorized, $.01 par value).........        10,297,781
  Net Asset Value Per Share ......................................             $1.97
                                                                               =====
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ................             $2.08
                                                                               =====
Class B Shares:
Net Assets .......................................................    $  205,337,905
Shares Outstanding (unlimited authorized, $.01 par value).........       105,663,274
  Net Asset Value Per Share ......................................             $1.94
                                                                               =====
Class C Shares:
Net Assets .......................................................    $   31,959,772
Shares Outstanding (unlimited authorized, $.01 par value).........        16,531,943
  Net Asset Value Per Share ......................................             $1.93
                                                                               =====
Class D Shares:
Net Assets .......................................................    $    9,088,991
Shares Outstanding (unlimited authorized, $.01 par value).........         4,592,036
  Net Asset Value Per Share ......................................             $1.98
                                                                               =====



                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended August 31, 2002



Net Investment Loss:
Income
Dividends (net of $5,617 foreign withholding tax).........     $      306,182
Interest .................................................            210,464
                                                               --------------
  Total Income ...........................................            516,646
                                                               --------------
Expenses
Investment management fee ................................          4,793,786
Distribution fee (Class A shares) ........................             90,563
Distribution fee (Class B shares) ........................          3,660,833
Distribution fee (Class C shares) ........................            576,545
Transfer agent fees and expenses .........................          2,003,910
Registration fees ........................................            175,016
Shareholder reports and notices ..........................            112,214
Custodian fees ...........................................             46,478
Professional fees ........................................             43,223
Offering costs ...........................................             25,955
Trustees' fees and expenses ..............................              7,527
Other ....................................................             13,688
                                                               --------------
  Total Expenses .........................................         11,549,738
                                                               --------------
  Net Investment Loss ....................................        (11,033,092)
                                                               --------------
Net Realized and Unrealized Gain (Loss):
Net realized loss ........................................       (408,037,298)
Net change in unrealized depreciation ....................        158,223,428
                                                               --------------
  Net Loss ...............................................       (249,813,870)
                                                               --------------
Net Decrease .............................................     $ (260,846,962)
                                                               ==============



                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                                             FOR THE PERIOD
                                                                            FOR THE YEAR    OCTOBER 27, 2000*
                                                                               ENDED             THROUGH
                                                                           AUGUST 31, 2002    AUGUST 31, 2001
                                                                          ----------------- ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss ....................................................... $(11,033,092)     $ (13,414,326)
Net realized loss ......................................................... (408,037,298)      (536,856,170)
Net change in unrealized depreciation .....................................  158,223,428       (370,389,693)
                                                                            ------------      --------------
  Net Decrease ............................................................ (260,846,962)      (920,660,189)
Net increase (decrease) from transactions in shares of beneficial interest   (51,706,927)     1,499,803,230
                                                                            ------------      --------------
  Net Increase (Decrease) ................................................. (312,553,889)       579,143,041
Net Assets:
Beginning of period .......................................................  579,243,041            100,000
                                                                            ------------      --------------
End of Period ............................................................. $266,689,152      $ 579,243,041
                                                                            ============      ==============

------------
*  Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS [ ] AUGUST 31, 2002

1. Organization and Accounting Policies

Morgan Stanley Technology Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of companies of any asset size engaged in technology and technology-related industries. The Fund was organized as a Massachusetts business trust on June 14, 2000 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on October 27, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, and/or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS [ ] AUGUST 31, 2002 continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Offering Costs - The Investment Manager incurred offering costs on behalf of the Fund in the amount of $162,490 which was reimbursed by the Fund for the full amount thereof. Such expenses had been deferred and were fully amortized as of October 27, 2001.

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS [ ] AUGUST 31, 2002 continued

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.


3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B
- 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $55,451,742 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS [ ] AUGUST 31, 2002 continued

shares of $4,055, $2,041,190 and $41,158, respectively and received $171,797 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2002 aggregated $457,474,671, and $513,969,869, respectively.

For the year ended August 31, 2002, the Fund incurred $5,785 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At August 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $14,200.


5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:



                                                                               FOR THE PERIOD
                                             FOR THE YEAR                   OCTOBER 27, 2000*
                                                ENDED                            THROUGH
                                           AUGUST 31, 2002                   AUGUST 31, 2001
                                   -------------------------------- ----------------------------------
                                        SHARES          AMOUNT            SHARES            AMOUNT
                                   --------------- ----------------  ---------------- -----------------
CLASS A SHARES
Sold .............................     3,093,502    $    9,766,147       26,826,810    $  246,814,946
Redeemed .........................    (5,280,732)      (17,450,389)     (14,344,299)     (115,144,357)
                                      ----------    --------------      -----------    --------------
Net increase (decrease) - Class A     (2,187,230)       (7,684,242)      12,482,511       131,670,589
                                      ----------    --------------      -----------    --------------
CLASS B SHARES
Sold .............................    28,876,946        95,755,441      140,771,308     1,228,875,522
Redeemed .........................   (39,915,573)     (122,157,534)     (24,071,907)     (129,843,884)
                                     -----------    --------------      -----------    --------------
Net increase (decrease) - Class B    (11,038,627)      (26,402,093)     116,699,401     1,099,031,638
                                     -----------    --------------      -----------    --------------
CLASS C SHARES
Sold .............................     3,635,631        11,409,732       25,104,740       226,471,270
Redeemed .........................    (6,793,756)      (21,736,036)      (5,417,172)      (30,958,980)
                                     -----------    --------------      -----------    --------------
Net increase (decrease) - Class C     (3,158,125)      (10,326,304)      19,687,568       195,512,290
                                     -----------    --------------      -----------    --------------
CLASS D SHARES
Sold .............................     1,790,179         5,633,253       10,701,853        94,621,295
Redeemed .........................    (4,176,572)      (12,927,541)      (3,725,924)      (21,032,582)
                                     -----------    --------------      -----------    --------------
Net increase (decrease) - Class D     (2,386,393)       (7,294,288)       6,975,929        73,588,713
                                     -----------    --------------      -----------    --------------
Net increase (decrease) in Fund ..   (18,770,375)   $  (51,706,927)     155,845,409    $1,499,803,230
                                     ===========    ==============      ===========    ==============

------------
*  Commencement of operations.

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS [ ] AUGUST 31, 2002 continued

6. Federal Income Tax Status

At August 31, 2002, the Fund had a net capital loss carryover of approximately $562,409,000 which will be available through August 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $316,003,000 during fiscal 2002.

At August 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $11,033,092.


7. Litigation

Beginning July 31, 2002, several purported class action complaints were filed against Morgan Stanley, the Morgan Stanley Technology Fund, Morgan Stanley Investment Management, Inc. and certain subsidiaries of Morgan Stanley, alleging securities fraud violations in connection with the underwriting and management of the Technology Fund. Plaintiffs allege in these cases that Morgan Stanley analysts issued overly optimistic stock recommendations to obtain investment banking business, and that the desire to obtain investment banking business influenced decisions by the Fund manager.

The Fund and Morgan Stanley believe these lawsuits have no merit.

Morgan Stanley Technology Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                                          FOR THE PERIOD
                                                      FOR THE YEAR       OCTOBER 27, 2000*
                                                         ENDED                THROUGH
                                                    AUGUST 31, 2002       AUGUST 31, 2001
                                                   -----------------     ------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period . ............     $  3.74             $ 10.00
                                                        -------             -------
Loss from investment operations:
 Net investment loss++ ............................       (0.05)              (0.05)
 Net realized and unrealized loss .. ..............       (1.72)              (6.21)
                                                        -------             -------
Total loss from investment operations .............       (1.77)              (6.26)
                                                        -------             -------
Net asset value, end of period ....................     $  1.97             $  3.74
                                                        =======             =======
Total Return+ .....................................      (47.33)%            (62.60)%(1)
Ratios to Average Net Assets(3):
Expenses . ........................................        1.76 %              1.54 %(2)
Net investment loss . .............................       (1.65)%             (1.11)%(2)
Supplemental Data:
Net assets, end of period, in thousands . .........     $20,302             $46,680
Portfolio turnover rate . .........................         100 %                95 %(1)

------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL HIGHLIGHTS continued



                                                                          FOR THE PERIOD
                                                       FOR THE YEAR      OCTOBER 27, 2000*
                                                          ENDED               THROUGH
                                                     AUGUST 31, 2002      AUGUST 31, 2001
                                                    -----------------   ------------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period .,............      $   3.71           $  10.00
                                                         --------           --------
Loss from investment operations:
 Net investment loss++ ............................         (0.08)             (0.09)
 Net realized and unrealized loss .................         (1.69)             (6.20)
                                                         --------           --------
Total loss from investment operations .............         (1.77)             (6.29)
                                                         --------           --------
Net asset value, end of period ....................      $   1.94           $   3.71
                                                         ========           ========
Total Return+ .....................................        (47.71)%           (62.90)%(1)
Ratios to Average Net Assets(3):
Expenses ..........................................          2.51 %             2.32 %(2)
Net investment loss ...............................         (2.40)%            (1.89)%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........      $205,338           $433,330
Portfolio turnover rate . .........................           100 %               95 %(1)

------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL HIGHLIGHTS continued



                                                                         FOR THE PERIOD
                                                      FOR THE YEAR      OCTOBER 27, 2000*
                                                         ENDED               THROUGH
                                                    AUGUST 31, 2002      AUGUST 31, 2001
                                                   -----------------   ------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ..............     $  3.71             $ 10.00
                                                        -------             -------
Loss from investment operations:
 Net investment loss++ ............................       (0.08)              (0.09)
 Net realized and unrealized loss .................       (1.70)              (6.20)
                                                        -------             -------
Total loss from investment operations .............       (1.78)              (6.29)
                                                        -------             -------
Net asset value, end of period ....................     $  1.93             $  3.71
                                                        =======             =======
Total Return+ .....................................      (47.98)%            (62.90)%(1)
Ratios to Average Net Assets(3):
Expenses ..........................................        2.51 %              2.32 %(2)
Net investment loss ...............................       (2.40)%             (1.89)%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........     $31,960             $73,111
Portfolio turnover rate ...........................         100 %                95 %(1)

------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL HIGHLIGHTS continued



                                                                       FOR THE PERIOD
                                                    FOR THE YEAR      OCTOBER 27, 2000*
                                                       ENDED               THROUGH
                                                  AUGUST 31, 2002      AUGUST 31, 2001
                                                 -----------------   ------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ............     $  3.74            $ 10.00
                                                      -------            -------
Loss from investment operations:
 Net investment loss++ ..........................       (0.05)             (0.05)
 Net realized and unrealized loss ...............       (1.71)             (6.21)
                                                      -------            -------
Total loss from investment operations ...........       (1.76)             (6.26)
                                                      -------            -------
Net asset value, end of period ..................     $  1.98            $  3.74
                                                      =======            =======
Total Return+ ...................................      (47.06)%           (62.60)%(1)
Ratios to Average Net Assets(3):
Expenses ........................................        1.51 %             1.32 %(2)
Net investment loss .............................       (1.40)%            (0.89)%(2)
Supplemental Data:
Net assets, end of period, in thousands .........     $ 9,089            $26,122
Portfolio turnover rate .........................         100 %               95 %(1)

------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Technology Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Technology Fund (the "Fund"), including the portfolio of investments, as of August 31, 2002, and the related statements of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and the period October 27, 2000 (commencement of operations) through August 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Technology Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period October 27, 2000 (commencement of operations) through August 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
October 9, 2002

Morgan Stanley Technology Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:



                                                         Term of
                                                       Office and
                                       Position(s)      Length of
       Name, Age and Address of         Held with         Time
         Independent Trustee            Registrant       Served*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          Number of
                                                                                        Portfolios in
                                                                                            Fund
                                                                                           Complex
       Name, Age and Address of                                                           Overseen
         Independent Trustee             Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan             129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley              129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan             129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).



       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

Morgan Stanley Technology Fund
TRUSTEE AND OFFICER INFORMATION continued


                                                         Term of
                                                       Office and
                                         Position(s)    Length of
        Name, Age and Address of          Held with       Time
          Independent Trustee             Registrant     Served*
--------------------------------------- ------------- ------------
Dr. Manuel H. Johnson (53)              Trustee       Since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY



                                                                                            Number of
                                                                                          Portfolios in
                                                                                              Fund
                                                                                             Complex
        Name, Age and Address of                                                            Overseen
          Independent Trustee              Principal Occupation(s) During Past 5 Years    by Trustee**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director          129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and               207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).



        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

Morgan Stanley Technology Fund
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:





                                                          Term of
                                                        Office and
                                     Position(s)         Length of
   Name, Age and Address of           Held with            Time
      Interested Trustee              Registrant          Served*
------------------------------ ----------------------- ------------
Charles A. Fiumefreddo (69)    Chairman and Director   Since
c/o Morgan Stanley Trust       or Trustee              July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Trustee                 Since
1585 Broadway                                          April 1994
New York, NY



                                                                                    Number of
                                                                                  Portfolios in
                                                                                      Fund
                                                                                     Complex
   Name, Age and Address of                                                         Overseen
      Interested Trustee          Principal Occupation(s) During Past 5 Years     by Trustee**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the                129
c/o Morgan Stanley Trust       Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,   Trusts; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of
                               Morgan Stanley DW, Chairman and Director of
                               the Transfer Agent, and Director and/or officer
                               of various Morgan Stanley subsidiaries (until
                               June 1998) and Chief Executive Officer of the
                               Morgan Stanley Funds and the TCW/DW Term
                               Trusts (until September 2002).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since                129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley              129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.



   Name, Age and Address of
      Interested Trustee            Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Technology Fund
TRUSTEE AND OFFICER INFORMATION continued

Officers:





                                                       Term of
                                                      Office and
                                  Position(s)         Length of
   Name, Age and Address of        Held with             Time
      Executive Officer            Registrant          Served*
----------------------------- ------------------- -----------------
Mitchell M. Merin (49)        President and       President since
1221 Avenue of the Americas   Chief Executive     May 1999 and
New York, NY                  Officer             Chief Executive
                                                  Officer since
                                                  September 2002

Barry Fink (47)               Vice President,     Since
1221 Avenue of the Americas   Secretary and       February 1997
New York, NY                  General Counsel

Thomas F. Caloia (56)         Treasurer           Since
c/o Morgan Stanley Trust                          April 1989
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since
1221 Avenue of the Americas                       October 1998
New York, NY

Joseph J. McAlinden (59)      Vice President      Since
1221 Avenue of the Americas                       July 1995
New York, NY

Francis Smith (37)            Vice President      Since
c/o Morgan Stanley Trust      and Chief           September 2002
Harborside Financial Center   Financial Officer
Plaza Two,
Jersey City, NJ


   Name, Age and Address of
       Executive Officer                      Principal Occupation(s) During Past 5 Years
------------------------------ ------------------------------------------------------------------------
Mitchell M. Merin (49)         President and Chief Operating Officer of Morgan Stanley Investment
1221 Avenue of the Americas    Management (since December 1998); President, Director (since
New York, NY                   April 1997) and Chief Executive Officer (since June 1998) of the
                               Investment Manager and Morgan Stanley Services; Chairman, Chief
                               Executive Officer and Director of the Distributor (since June 1998);
                               Chairman (since June 1998) and Director (since January 1998) of the
                               Transfer Agent; Director of various Morgan Stanley subsidiaries;
                               President (since May 1999) and Chief Executive Officer (since
                               September 2002) of the Morgan Stanley Funds and TCW/DW Term
                               Trusts; Trustee of various Van Kampen investment companies (since
                               December 1999); previously Chief Strategic Officer of the
                               Investment Manager and Morgan Stanley Services and Executive
                               Vice President of the Distributor (April 1997-June 1998), Vice
                               President of the Morgan Stanley Funds (May 1997-April 1999), and
                               Executive Vice President of Morgan Stanley.

Barry Fink (47)                General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas    December 2000) of Morgan Stanley Investment Management;
New York, NY                   Managing Director (since December 2000), and Secretary and
                               General Counsel (since February 1997) and Director (since
                               July 1998) of the Investment Manager and Morgan Stanley Services;
                               Assistant Secretary of Morgan Stanley DW; Vice President, Secretary
                               and General Counsel of the Morgan Stanley Funds and TCW/DW
                               Term Trusts (since February 1997); Vice President and Secretary of the Distributor; previously, Senior Vice President, Assistant Secretary and Assistant General Counsel of the Investment Manager and
                               Morgan Stanley Services.

Thomas F. Caloia (56)          First Vice President and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust       Manager, the Distributor and Morgan Stanley Services; Treasurer of
Harborside Financial Center,   the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)         Managing Director, Chief Administrative Officer and Director (since
1221 Avenue of the Americas    February 1999) of the Investment Manager and Morgan Stanley
New York, NY                   Services and Chief Executive Officer and Director of the Transfer
                               Agent; previously Managing Director of the TCW Group Inc.

Joseph J. McAlinden (59)       Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas    Manager, Morgan Stanley Investment Management Inc. and Morgan
New York, NY                   Stanley Investments LP; Director of the Transfer Agent; Chief
                               Investment Officer of the Van Kampen Funds.

Francis Smith (37)             Vice President and Chief Financial Officer of the Morgan Stanley
c/o Morgan Stanley Trust       Funds and the TCW/DW Term Trusts (since September 2002);
Harborside Financial Center    Executive Director of the Investment Manager and Morgan Stanley
Plaza Two,                     Services (since December 2001). Formerly, Vice President of the
Jersey City, NJ                Investment Manager and Morgan Stanley Services (August
                               2000-November 2001), Senior Manager at PricewaterhouseCoopers
                               LLP (January 1998-August 2000) and Associate-Fund
                               Administration at BlackRock Financial Management (July
                               1996-December 1997).


------------
* Each Officer serves an indefinite term, until his or her successor is elected.

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.
The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]





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MORGAN STANLEY
TECHNOLOGY FUND







ANNUAL REPORT
August 31, 2002

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